Share-based compensation - Schedule of Component (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,358	$ 1,925	$ 6,098	$ 4,447
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	422	795	1,413	1,748
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	235	288	810	771
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,546	821	3,518	1,864
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	138	0	312	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 17	$ 21	$ 45	$ 64